Commitments and Contingencies (Tables)	3 Months Ended
Apr. 30, 2013
Commitments and Contingencies
Schedule of future minimum lease payments under operating leases

As of January 31, 2013, future minimum lease payments under operating leases, gross of lease incentives, were as follows (in thousands):

Operating leases
Fiscal year ended January 31:
2014	$1,924
2015	1,717
2016	1,695
2017	1,626
2018	1,505
Thereafter	5,994

Total minimum lease payments	$14,461

        As of April 30, 2013, future minimum lease payments under operating leases were as follows (in thousands, unaudited):

Fiscal year ended January 31:
2014 (remaining nine months)	$1,536
2015	1,922
2016	1,905
2017	1,662
2018	1,505
Thereafter	5,994

Total minimum lease payments	$14,524